Note 4 - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
Note
4
– Accumu
lated Other Comprehensive
Income (
Loss
)

The following table presents the changes in accumulated other comprehensive income (loss) by component, net of tax, for the years ended
December 31, 2019
and
2018
(in thousands):

	Unrealized Losses on Investment Securities Available for Sale (1)
	201 9	201 8
Balance beginning of the year	$(2)	$(15)

Other comprehensive income before reclassifications	19	13
Amount reclassified from accumulated other comprehensive income (loss)	3	--
Total other comprehensive income	22	13

Reclassification of certain income tax effects from accumulated other comprehensive income	--	--
Balance end of the year	$20	$(2)
________________________
(1)	All amounts are net of tax. Amounts in parentheses indicate debits.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive loss for the years ended
December 31, 2019
and
2018
(in thousands):
Details About Other Comprehensive Loss	Amount Reclassified from Accumulated Other Comprehensive Loss (1)		Affected Line Item in the Statement of Income
	For the Year Ended December 3 1 ,
	2019	2018
Unrealized losses on investment securities available for sale	$(4)	$--	Loss on sales of investment securities
	1	--	Income taxes
	$(3)	$--	Net of tax
___________________
(1)	Amounts in parentheses indicate debits.